Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) $ in Thousands	May 31, 2016 USD ($)
Leases [Abstract]
2017	$ 50,828
2018	39,191
2019	26,204
2020	17,240
2021	14,359
Thereafter	51,783
Total Minimum Lease Commitments	$ 199,605